STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
NET SALES
COST AND EXPENSE
Research and development	984,760	821,331	2,830,785	2,388,861	3,519,129	2,474,689	2,825,099
General and administrative	458,774	384,601	1,543,241	1,643,462	2,004,409	1,660,889	2,020,582
TOTAL COST AND EXPENSE	1,443,534	1,205,932	4,374,026	4,032,323	5,523,538	4,135,578	4,845,681
LOSS FROM OPERATIONS	(1,443,534)	(1,205,932)	(4,374,026)	(4,032,323)	(5,523,538)	(4,135,578)	(4,845,681)
OTHER INCOME (EXPENSE)
Interest income	63	63	187	187	250	255	249
Commitment fee	(54,230)	(74,636)	(135,333)	(128,557)	(226,094)	(271,885)
NET LOSS	$ (1,497,701)	$ (1,280,505)	$ (4,509,172)	$ (4,160,693)	$ (5,749,382)	$ (4,407,208)	$ (4,845,432)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.06)	$ (0.06)	$ (0.08)	$ (0.07)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	76,985,304	70,871,809	75,694,887	70,128,995	70,876,576	66,201,531	60,326,470